UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Reynolds
Title: President
Phone: 703-584-6027

October 28, 2010  	Kevin Reynolds		McLean, Virginia
[Date]            	[Signature]    		[City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 10
Form 13F Information Table Value Total: $6,472,988




List of Other Included Managers:
None


Symbol	Security			Type	Quantity	  Cusip		Value			Voting
CAT	CATERPILLAR INC			COM	10242		149123101	$805,841.00		 sole
GE	GENERAL ELECTRIC CO 		COM	20806		369604103	$338,098.00		 sole
HD	HOME DEPOT INC 			COM	16999		437076102	$538,528.00		 sole
INTC	INTEL CORP 			COM	22713		458140100	$436,090.00		 sole
JNJ	JOHNSON & JOHNSON 		COM	10876		478160104	$673,877.00		 sole
JPM	JP MORGAN CHASE & CO COM	COM	16497		46625H100	$627,876.00		 sole
NOK	NOKIA CORP SPONSORED ADR	COM	27707		654902204	$277,901.00		 sole
NVS	NOVARTIS AG SPONSORED ADR	COM	10794		66987V109	$622,490.00		 sole
PG	PROCTER & GAMBLE CO 		COM	27214		742718109	$1,632,024.00		 sole
T	AT&T				COM	18191		00206R102	$520,263.00		 sole



